SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	(a) Basis of presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of consolidation

(b)  Basis of consolidation

The consolidated financial statements include the financial statements of the Group, its subsidiaries, VIEs and the VIE’s subsidiary, in which the Company has a controlling financial interest. Equity interests of the Company’s subsidiaries that are not owned by the Company are referred to as non-controlling interests. All inter-company transactions and balances between the Company, its subsidiaries, VIEs and subsidiary of the VIE are eliminated upon consolidation.

Non-controlling Interests

(c)  Non-controlling Interests

Non-controlling interests are classified as a separate component of equity in the consolidated balance sheets and consolidated statements of changes in equity. Additionally, net income attributable to non-controlling interests is reflected separately from consolidated net income in the consolidated statements of operations, comprehensive income / (loss) and changes in equity.

The Company records the non-controlling interests’ share of income or loss based on the percentage of ownership interest retained by the respective non-controlling interest holders. The net income attributable to the Company is the total consolidated net income / (loss) less the net income attributable to the non-controlling interests.

Changes in the Company’s ownership interest while the Company retains its controlling interest in its subsidiary shall be accounted for as equity transactions. Therefore, no gain or loss will be recognized in consolidated net income / (loss) or comprehensive income / (loss). The carrying amount of the non-controlling interest will be adjusted to reflect the change in its ownership interest in the subsidiary. Any difference between the fair value of the consideration received or paid and the amount by which the non-controlling interest is adjusted will be recognized in equity attributable to the Company.

Use of estimates

(d)  Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the allowance for credit losses of accounts receivables, inventory valuation, the useful lives of property and equipment and intangibles assets with definite lives, impairment of goodwill and long-lived assets, realization of deferred income tax assets, incremental borrowing rates for lease liabilities, the fair value of equity investment without readily determinable fair value accounted for using the measurement alternative, impairment of equity investment without readily determinable fair value, the fair value determination and estimated forfeiture rates for share-based compensation awards, and sales returns allowances.

Cash and cash equivalents

(e)  Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits, highly liquid investments and term deposits with an original maturity of three months or less and are readily convertible to known amount of cash.

Restricted cash

(f)  Restricted cash

Restricted cash consists of cash which is held under the Group’s name in escrow accounts as deposits withheld by third party payment processing agencies which fluctuate with the volume of payment processed, and the cash reserved in bank supervised accounts for performance guarantees to the Group’s vendors which will be released to cash within the next 12 months.

Accounts receivable, net of allowance for credit losses

(g)  Accounts receivable, net of allowance for credit losses

The Group maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable. The estimated credit losses charged to the allowance is classified as “General and administrative” in the consolidated statements of operations. The Group assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Accounts receivable are written off after all collection efforts have ceased. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Group has satisfied its performance obligation and has the unconditional right to payment. For the years ended December 31, 2021 and 2022, accounts receivable included receivables due from B2B partners, accounts receivable for cash collected by supplemental online outlets, accounts receivable for logistic services, accounts receivable for cash collected by the delivery service providers on behalf of the Group. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the customer’s payment history, creditworthiness, financial conditions of the customers and industry trend. As of December 31, 2021 and 2022, the allowance for credit losses for accounts receivable was $1,852 and $1,841, respectively. For the years ended December 31, 2020, 2021 and 2022, the recognized credit losses were negative $25, positive $968 and $nil, respectively.

Inventories

(h)  Inventories

Inventories represent products available for sale and are accounted for using the first-in-first-out method and specific identification method, and are valued at the lower of cost or net realizable value. Adjustments are recorded to write down the cost of inventory to the net realizable value due to slow-moving merchandise and broken assortments, which are dependent upon factors such as historical trends with similar merchandise, inventory aging, and historical and forecasted consumer demand. Reversals of $108 when sold and write down of $880 and $103 were recorded in cost of revenues in the consolidated statements of operations for the years ended December 31, 2020, 2021 and 2022, respectively.

Property and equipment, net

(i)  Property and equipment, net

Property and equipment, net is stated at cost less accumulated depreciation and impairment if any.

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Useful lives
Furniture, fixtures and office equipment	1 - 5 years
Leasehold improvements	Lesser of the lease term or estimated useful life of the assets
Vehicles	4 - 10 years
IT equipment	1 - 3 years

Acquired intangible assets, net

(j)  Acquired intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are estimated by management based on the fair value of assets acquired at the acquisition date.

Identifiable intangible assets are carried at cost less accumulated amortization and impairment if any. Amortization of the intangible assets with definite life are computed using the straight-line method over the estimated useful lives.

Useful lives
Domain name/Trade name	Indefinite life
Technology platform	1 year
Non-compete agreement	2 years
Customer base	4.3 years
Technology	3-5 years
Members	4 years
Branding	10 years
In-progress orders	0.1 year

Internal use software

(k)  Internal use software

The Group capitalizes payroll costs incurred for the development of computer software for internal use pursuant to ASC Topic 350-40, Intangibles—Goodwill and Others—Internal use software. The Group capitalizes the costs during the development of the project, when it is determined that it is probable that the project will be completed, and the software will be used as intended. Costs related to preliminary project activities, post-implementation activities, training and maintenance are expensed as incurred. Internal use software is amortized on a straight-line basis over its estimated useful life, which is generally three years. Capitalized internal use software is recorded in “Intangible assets, net” on the consolidated balance sheets.

Long-term investments

(l)  Long-term investment

The Group’s long-term investment consists of an equity investment without readily determinable fair value.

Equity investment without readily determinable fair value

Equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

For those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in net income / (loss) equal to the difference between the carrying value and fair value.

Impairment of long-lived assets and definite-lived intangible assets

(m)  Impairment of long-lived assets and definite-lived intangible assets

Long-lived assets, such as property and equipment and definite-lived intangible assets, are stated at cost less accumulated depreciation or amortization and any impairment.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets with determinable useful lives, whenever events or changes in circumstances indicate that a long-lived asset’s carrying amount may not be recoverable. The Group compares the carrying amount of long-lived asset against the estimated undiscounted future cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the asset. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Impairment of goodwill and indefinite-lived intangible assets

(n)  Impairment of goodwill and indefinite-lived intangible assets

Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment annually as of December 31 or more frequently if events and circumstances indicate that they might be impaired.

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

The Group assesses goodwill for impairment in accordance with ASC 350-20, Intangibles – Goodwill and Other: Goodwill, which permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform the quantitative impairment test. If this is the case, the quantitative goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the quantitative goodwill impairment test is not required.

Quantitative goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired. If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

The Company performs the annual goodwill and indefinite-lived intangible assets impairment assessment using qualitative impairment test on December 31 and no goodwill and indefinite-lived intangible assets impairment has been identified.

An intangible asset that is not subject to amortization is tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. Such impairment test compares the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates.

Treasury shares

(o)  Treasury shares

Treasury shares represent shares of the Company’s stock that have been issued, repurchased by the Company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends and are excluded from the weighted average outstanding shares in calculation of net income / (loss) per ordinary share. Treasury shares are recorded at cost.

Revenue recognition

(p)  Revenue recognition

The Group recognizes revenue (i) from product sales of apparel and other general merchandise through its websites and other online platforms, and (ii) from logistics services to companies and to individual customers.

The Group recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in amounts that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes). For each performance obligation satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Group does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

Product sales

The Group identified one performance obligation which is to sell products to customers through its websites and other online platforms. Revenues of product sales are recognized on a gross basis and presented as product sales on the consolidated statements of operations, because (i) the Group is primarily responsible for fulfilling the promise to provide the specified products; (ii) the Group bears the physical and general inventory risk once the products are delivered to its warehouses; and (iii) the Group has discretion in establishing price.

The Group established a membership program whereby a registered member earns certain points for visiting one of the Group’s websites. Points could only be redeemed in connection with a future purchase. Such points, when redeemed, were treated as a reduction of revenues at the time of future purchase. Since the points are not earned based a concurrent sales transaction, no accruals are made at the time when points are earned by the registered members.

Prime membership revenues which are included in product sales, are amortized over the membership period on a straight-line basis. Prime is a subscription-based membership program. Items purchased from Prime shop enjoy flat international shipping per checkout. Prime membership revenues for the years ended December 31, 2020, 2021 and 2022 were $1,166, $810 and $479, respectively.

Customers in the Middle East can also choose to pay upon the receipt of the Group’s products, which is called the cash on delivery, or COD. For COD, the Group’s delivery service providers collect the payments from the customers for the Group. The Group recorded an accounts receivable on the balance sheet when the customers receive their products from the Group’s delivery service providers.

Product sales, net of discounts, an allowance for sales return and VAT, are recognized at the point in time when customers accept the products upon delivery. Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to consumers. Sales return allowances, which reduce revenues, are estimated utilizing the expected value method based on historical experience of returns. The Group allowed customers to return the goods with no quality-related issues within 7 days of receipt of shipment. The Group allows customers to return most goods with quality-related issues within 30 days of receipt of shipment, and to return lamps and faucets with quality-related issues within 12 months. Liabilities for sales return allowances are included in “Accrued expenses and other current liabilities” and were $680 and $2,348 as of December 31, 2021 and 2022, respectively.

The Group utilizes delivery service providers to deliver products to its consumers (“shipping activities”) but the delivery service is not considered as a separate obligation as the shipping activities are performed before the consumers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to the consumers but rather are activities to fulfill the Group’s promise to transfer the products. Outbound shipping charges to customers are included as a part of the revenues and outbound shipping-related costs are recorded as cost of product sales. Shipping costs incurred for sales of products and recognized as cost of product sales were $74,896, $90,576 and $101,349 for the years ended December 31, 2020, 2021 and 2022, respectively.

Services and others

The Group derives services revenues mainly from provision of logistic services to companies and to individual customers. Revenues from logistic services are recognized over the delivery period since the customers simultaneously receive and consume benefits provided by the Group’s performance as the Group performs during the delivery period.

Contract liabilities

Contract liabilities

A contract liability is recognized when the Group has an obligation to transfer goods or services to a customer for which the Group has received consideration from the customer. It is included in advance from customers on the consolidated balance sheets.

Changes in the Group’s contract liabilities are presented in the following table for the years ended December 31, 2021 and 2022:

	For the years ended December 31,
	2021	2022
Contract liabilities as of January 1	$25,814	$18,239
Cash received in advance, net of VAT	457,749	484,139
Revenue recognized from opening balance of contract liabilities	(25,814)	(18,239)
Revenue recognized from contract liabilities arising during current year	(439,510)	(457,487)
Contract liabilities as of December 31	$18,239	$26,652

The Company has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.

Cost of revenues

(q)  Cost of revenues

Product sales

Cost of goods sold primarily consists of the purchase price of consumer products sold by the Group on its websites, inbound and outbound shipping charges, packaging supplies and inventory write-downs. Shipping charges to receive products from its suppliers are included in inventory cost and recognized as cost of sales upon sale of products to customers.

Services

Cost of services primarily consists of the shipping charges and cost of packaging supplies directly incurred relating to logistic services. Shipping charges are recognized as cost of revenues over the delivery period when the goods are delivered to destination.

Fulfillment

(r)  Fulfillment

Fulfillment costs represent those costs incurred in operating and staffing the Group’s fulfillment and customer service centers, including (i) costs attributable to buying, receiving, inspecting, and warehousing inventories, (ii) picking, packaging, and preparing customer orders for shipment, and (iii) payment processing and related transaction costs.

Selling and marketing

(s)  Selling and marketing

Selling and marketing expenses consist primarily of search engine marketing and advertising, affiliate market program expenditures, public relations expenditures; and payroll and related expenses for personnel engaged in selling, marketing and business development. The Group pays to use certain relevant key words relating to its business on major search engines and the fees charged to the Group are on a “cost-per-click” basis. Advertising expense includes fees paid to on-line advertisers who assist the Group to advertise at targeted websites. Such fees are charged at a fixed rate or calculated based on traffic directed to the Group’s websites. The advertising expenses for the years ended December 31, 2020, 2021 and 2022 were $103,618, $142,397 and $210,817, respectively.

General and administrative

(t)  General and administrative

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions such as accounting, finance, tax, legal, and human resources; costs associated with the use by these functions of facilities and equipment, such as depreciation expense and rent; professional fees, provision for credit losses and other general corporate costs. Also included in general and administrative expenses are payroll and related expenses for employees involved in product research and development, and systems support, as well as server charges and costs associated with telecommunications. The research and development expenses for the years ended December 31, 2020, 2021 and 2022 were $15,156, $20,338 and $19,447, respectively.

General and administrative expenses also include chargebacks relating to fraudulent credit card activities from the payment processing agencies. The Group estimates chargebacks based on historical experience. The estimation of chargebacks is adjusted to the extent that actual chargebacks differ or are expected to differ. The chargeback expenses for the years ended December 31, 2020, 2021 and 2022 were $2,225, $1,352 and $2,209, respectively.

Government subsidies

(u)  Government subsidies

Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with no further conditions to be met, the amounts are recorded as operating income in “Other operating income”, or as a reduction of specific cost or expenses if such subsidies are intended to compensate such amounts. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as “Other operating income” or as a reduction of specific cost or expenses when the conditions are met.

Fair value measurements

(v)  Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
●	Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Financial instruments and fair value measurements

(w)  Financial instruments and fair value measurements

Financial instruments of the Group primarily consist of cash and cash equivalents, restricted cash, accounts receivable, receivables from payment processing agencies, amounts due from related parties, long-term investments, long-term rental deposits, accounts payable, advance from customers, accrued expenses and other current liabilities and long-term payable.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, receivable from payment processing agencies, accounts payable, advance from customers, accrued expenses and other current liabilities as of December 31, 2021 and 2022 approximate their fair values due to short-term maturities.

The carrying amount of long-term payable approximates fair value as the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Goodwill, long-term investment and long-lived assets are measured at fair value on a nonrecurring basis only when impairment is recognized. The Group estimated the fair value of a reporting unit using the discounted cash flow method under the income approach. The discounted cash flows are based on a five year financial forecasts developed by management for planning purposes. Cash flows beyond the forecasted period were estimated using a terminal value calculation. The fair values of long-lived assets were determined based on various valuation methods, including the replacement cost method, the relief from royalty method and the excess earning method. The fair value measurement of long-term investment was described in (l) Long-term investment.

The following table present the fair value hierarchy for the assets and liabilities at December 31, 2021 and 2022:

Fair value measurement
at December 31, 2021 using
		Quoted prices in	Significant	Significant
	Carrying Value at	active markets	observable	unobservable
	December 31, 2021	(Level 1)	inputs (Level 2)	inputs (Level 3)	Total gains
Non-recurring fair value measurements for:
Long-term investment	$56,383	$—	$—	$56,383	$38,834

Fair value measurement
at December 31, 2022 using
		Quoted prices in	Significant	Significant
	Carrying Value at	active markets	observable	unobservable
	December 31, 2022	(Level 1)	inputs (Level 2)	inputs (Level 3)	Total losses
Non-recurring fair value measurements for:
Long-term investment	$—	$—	$—	$—	$55,234

For long-term investments which consists of an equity security accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investment is re-measured to fair value (Note 8). The non-recurring fair value measurements for this investment requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured as of the observable transaction dates. The Company uses valuation methodologies including the back-solve method and an equity allocation model which requires management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as expected volatility, discount for lack of marketability and probability of exit events as it relates to an initial public offering, liquidation and redemption preferences.

Foreign currency translation

(x)  Foreign currency translation

The Company’s functional currency is the U.S. dollar (“US$”). The Company’s subsidiaries, VIEs and its VIEs’ subsidiary determine their functional currencies based on the criteria of ASC Topic 830, Foreign Currency Matters.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange prevailing at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group’s entities with functional currency of Renminbi (“RMB”), Euro (“EUR”), Singapore Dollar (“SGD”), Malaysian Ringgit (“RM”), Pound (GBP), Thailand Baht (“THB”) and Indonesian Rupiah (“IDR”), translate their operating results and financial position into the US$, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income / (loss).

Income taxes

(y)  Income taxes

Income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry forwards and significant temporary differences. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group’s estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and / or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

The Group applies the provisions of ASC Topic 740, Income Taxes (“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required as part of income tax expense in the consolidated statements of comprehensive income.

Comprehensive income (loss)

(z)  Comprehensive income / (loss)

Comprehensive income / (loss) includes net income and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income / (loss).

Share-based compensation

(aa)  Share-based compensation

Share-based payment transactions with employees, including share options and nonvested shares are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with service conditions and graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the awards that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Changes in the terms or conditions of equity awards are accounted as a modification under which the Group calculate whether there is any excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date.  For vested awards, the Group recognizes incremental compensation cost in the period of the modification occurred and for unvested awards, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Leases

(bb) Leases

Leases are classified at the inception date as either a finance lease or an operating lease.

The Group classifies a lease as a finance lease when the lease meets any one of the following criteria at lease commencement:

a. The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

b. The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

c. The lease term is for a major part of the remaining economic life of the underlying asset.

d. The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

e. The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Company at the end of the lease term.

For both operating and financing leases, the Group records a lease liability and corresponding right-of-use (ROU) asset at lease commencement. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

The Group estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Group considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Operating leases are presented as “Operating lease ROU assets” and “Operating lease liabilities”. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. At lease commencement, operating lease ROU assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received and any initial direct costs incurred by the Group.

After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. Operating lease ROU assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recognized as a single cost on a straight-line basis over the lease term.

Financing lease ROU assets and liabilities are included in “property and equipment, net”, “accrued expenses and other current liabilities” and “long-term payable” on the consolidated balance sheets. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. Financing lease ROU assets are amortized on a straight-line basis from the lease commencement date. After initial measurement, the carrying value of the lease liability is increased to reflect interest at a constant rate and reduced to reflect any lease payments made during the period.

Leases that have a term of 12 months or less at the commencement date (“short-term leases”) are not included in operating lease ROU assets and operating lease liabilities. Lease expense for the short-term leases is recognized on a straight-line basis over the lease term.

Income / (Loss) per share

(cc)  Income / (Loss) per share

Basic income / (loss) per ordinary share is computed by dividing net income / (loss) attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted income / (loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares and is calculated by dividing net income / (loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of shares issuable upon convertible promissory notes using the if-converted method, and ordinary shares issuable upon the vest of nonvested shares or exercise of outstanding share options (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted income / (loss) per share calculation when inclusion of such shares would be anti-dilutive.

Significant risks and uncertainties

(dd) Significant risks and uncertainties

The Group participates in an industry with rapid changes in regulations, customer demand and competition and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in e-commerce industry; changes in certain supplier and vendor relationships; regulatory or tax related factors; and risks associated with the Group’s ability to keep and increase the market coverage.

Liquidity risk

Liquidity risk

For the years ended 31 December 2020, 2021 and 2022, the Group had financed its operations primarily through some private placements and its own operations. As of December 31, 2022, the Group had net current liabilities of $38,134 and an accumulated deficit of $249,224, and the Group may continue to experience working capital deficit in the future. For the years ended December 31, 2020, 2021, and 2022, the Group made net income of $13,346, $13,454 and net loss of $56,582, respectively. As of December 31, 2022, the Group had approximately $94,568 in cash and cash equivalents and restricted cash on hand.

The Group believes that the current cash and cash equivalents and restricted cash which becomes unrestricted in twelve months will be sufficient to meet the Group’s anticipated cash needs, including the expenses and other expenditures required for its business operations, for at least the next 12 months from the date of issuance of its annual financial statements.

Concentration of credit risk

(ee) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, cash equivalents and restricted cash, accounts receivable, advances to suppliers, receivable from reputable payment processing agencies with high-credit ratings and long-term rental deposits. The Group places its cash and cash equivalents and restricted cash with financial institutions and third-party payment processing agencies located in the PRC, Hong Kong, United States, Netherlands, Singapore, Malaysia, Thailand and Indonesia. In the event of bankruptcy of one of these financial institutions and third-party payment processing agencies, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions and third-party payment processing agencies. There has been no recent history of default in relation to these financial institutions and third-party payment processing agencies. Accounts receivable mainly include amount generated from logistic services and the cash-on-delivery business. With respect to advances to product suppliers and long-term rental deposits, the Group performs on-going credit evaluations of the financial condition of its vendors. Receivable from payment processing agencies represented cash that had been received from customers but held by the payment processing agencies in the process of reconciliation and are collected by the Group subsequent to the year end.

Foreign currency risk

(ff) Foreign currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to $8,105 and $3,248 at December 31, 2021 and 2022, respectively.

Impact of COVID-19

(gg)  Impact of COVID-19

The Group’s operations and performance depend significantly on global and regional economic conditions, and the outbreak of COVID-19 has had a significant negative effect on global and regional economies. Further, the Group’s, its suppliers’ and couriers’ abilities to offer and to deliver products in an efficient manner may be adversely affected by the health impacts, travel restrictions, required social distancing, and other governmental mandates due to COVID-19, which could negatively impact the Group’s customer experience and cause the Group’s revenues and profitability to decline. Additionally, due to the economic impacts caused by COVID-19, consumer discretionary spending may be adversely affected, which may cause demand for the Group’s products available on its websites to be reduced and the Group’s revenues to decline.

There are still uncertainties of COVID-19’s future impact, and the extent of the impact will depend on a number of factors, including the duration of the pandemic, changes to consumer ecommerce activity in response to evolving governmental mandates that impact brick-and-mortar stores such as business closures or other governmental or business disruptions, global unemployment rates, the development and distribution of vaccines. As a result, certain of the Group’s estimates and assumptions, including the allowance for credit losses, the valuation of long-lived assets and goodwill subject to impairment assessments, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Group’s current estimates in future periods.

Recent accounting pronouncements not yet adopted

(hh)  Recent accounting pronouncements not yet adopted

The Company has evaluated pronouncements recently issued but not yet adopted. The adoption of these pronouncements is not expected to have a material impact on our consolidated financial statements.